Foreign exchange variations net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Income		R$ 141,067	R$ 520,928	R$ 364,148
Expenses		(136,060)	(520,269)	(371,113)
Foreign exchange variations		5,007	659	(6,965)
Borrowing And Financing [Member]
IfrsStatementLineItems [Line Items]
Income		47,552	215,262
Expenses		(27,984)	(275,724)	(305,010)
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Income		34,586	13,190	15,981
Expenses		(21,109)	(20,061)	(46,112)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Income		28,006	275,836	305,012
Expenses	[1]	(47,460)	(215,262)
Other Exchange Variations [Member]
IfrsStatementLineItems [Line Items]
Income		30,923	16,640	43,155
Expenses		R$ (39,507)	R$ (9,222)	R$ (19,991)

[1]	It mainly refers to foreign exchange variation on loans and financing in foreign currency.